MD&A - Capital management	12 Months Ended
Dec. 31, 2025
MDA Capital Management [Line Items]
Capital management
We manage our balance sheet, RWA, LRD and TLAC
ratio levels based on our regulatory requirements,
within our
internal limits and targets, and our externally provided guidance.
These resource
allocations are
based on
our business
plans and
earnings projections,
which are
reflected in
our
capital
plans.
The
equity
double
leverage
ratio
at
the
UBS
Group AG
standalone
level
(calculated
as
investments
in
subsidiaries divided by
total equity) is
a key consideration
when planning for
distributions from UBS AG
to UBS Group AG
and from UBS Group AG to its shareholders.
The annual
strategic planning
process includes
a capital
planning component
that is
key in
defining our
target capital
levels and
returns. The
capital planning
component is
based on
an attribution
of Group
RWA and
LRD capacity
to the
business divisions and Group Items.
Limits and targets
are established at
the Group and
business-division levels and
are approved by
the BoD at
least annually.
In
the
target-setting
process,
we
take
into
account,
among
other
factors,
the
current
and
potential
future
TLAC
requirements, our
aggregate risk
exposure in
terms
of
the
combined stress
test
(the CST)
and the
effect of
expected
accounting policy changes.
An adequate level of common equity
tier 1 (CET1) capital and total
loss-absorbing capacity (TLAC) meeting both
internal assessment and regulatory requirements is a prerequisite for conducting our business activities.
Reconciliation of equity under IFRS Accounting Standards to Swiss SRB common equity tier 1 capital
USD m 31.12.25 31.12.24
Total equity under IFRS Accounting Standards 90,484 85,574
Equity attributable to non-controlling interests (271) (494)
Defined benefit plans, net of tax (957) (833)
Deferred tax assets recognized for tax loss carry-forwards (2,434) (2,288)
Deferred tax assets for unused tax credits (827) (688)
Deferred tax assets on temporary differences, excess over threshold (1,242) (803)
Goodwill, net of tax
1
(5,787) (5,702)
Intangible assets, net of tax (683) (702)
Compensation-related components (not recognized in net profit) (2,441) (2,800)
Expected losses on advanced internal ratings-based portfolio less provisions (876) (568)
Unrealized (gains) / losses from cash flow hedges, net of tax 1,339 2,585
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax 1,660 1,178
Own credit related to (gains) / losses on derivative financial instruments that existed at the balance sheet date (65) (62)
Prudential valuation adjustments (148) (167)
Accruals for dividends to shareholders for 2024 (2,835)
Accruals for proposed dividends to shareholders for 2025 (3,449)
Capital reserve for expected future share repurchases in 2026 (3,000)
Other (40) (25)
Total common equity tier 1 capital 71,262 71,367
1 Includes goodwill related to significant investments in financial institutions of USD 34 m as of 31 December 2025 (31 December 2024: USD 19 m) presented on the balance sheet line Investments in associates.
Our CET1
capital
mainly
consists
of: share
capital;
share premium,
which
primarily
consists
of additional
paid-in
capital
related to
shares issued;
and retained
earnings.
A detailed
reconciliation
of equity
under IFRS
Accounting
Standards
to CET1
capital is provided in
the “Reconciliation of equity under IFRS
Accounting Standards to Swiss SRB
common equity tier 1
capital”
table.
Our CET1 capital decreased
by USD
0.1 bn to USD 71.3
bn as of 31 December
2025, mainly as operating
profit before tax
of
USD
8.9
bn
and
foreign
currency
translation
gains
of
USD
3.1
bn
were
more
than
offset
by
dividend
accruals
of
USD 3.4 bn, share repurchases of USD 3.0 bn under our 2024 and 2025 share repurchase programs, the recognition of a new capital reserve
of USD
3.0
bn for expected
future share repurchases
in 2026, current
tax expenses of
USD
1.4 bn, and
negative
effects
from
compensation-
and
own-share-related
capital
components
of
USD
0.7
bn
and
other
items
of
USD 0.5 bn.
›
Refer to the “UBS shares” section of this report for more information about our share repurchase programs
Our loss-absorbing
AT1 capital
increased by
USD
3.5
bn to
USD
19.9
bn, mainly
reflecting new
issuances of
AT1 capital
instruments
of
USD
5.8
bn
and
positive
impacts
from
interest
rate
risk
hedge,
foreign
currency
translation
and
other
effects, partly offset by a call of USD 3.2 bn equivalent of AT1 capital instruments.
Our total gone concern loss-absorbing
capacity decreased by USD
1.5 bn to USD 96.1 bn as of 31 December 2025
and largely
reflected USD
96.1
bn of TLAC-eligible
senior unsecured
debt.